Subsequent Events (Narrative) (Details) $ in Millions	1 Months Ended
Jan. 31, 2023 USD ($)
Subsequent Event [Member] | Sales Agreement with SVB Securities LLC. [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock	$ 50